Bank Borrowings - Schedule of Bank Borrowings (Details) - The Hongkong and Shanghai Banking Corporation Limited [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Borrowings [Line Items]
Type	Term loan
Maturity date	8 years with repayable on demand clause
Currency	HK$
Interest rate	2.25%
Bank borrowings	$ 415,947	$ 433,991